Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. In 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.

Award Timing Method	In 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false